UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09651 and 811-09735

Name of Fund:  BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2019

Date of reporting period: 11/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2018	BlackRock Focus Growth Fund, Inc. (Percentages shown are based on Net Assets)

Mutual Fund

Value
Master Focus Growth LLC	$185,254,376

Total Investments — 100.1% (Cost: $133,753,345)	185,254,376

Liabilities in Excess of Other Assets — (0.1)%	(177,610)

Net Assets — 100.0%	$185,076,766

Notes to Consolidated Schedule of Investments

BlackRock Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Focus Growth LLC (the “Master LLC”) an affiliate of the Fund, which has the same investment objective and strategies as the Fund. As of period end, the value of the Fund’s investment and the percentage owned by the Fund of the Master LLC was $185,254,376 and 100%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended November 30, 2018, there were no transfers between levels.

1

Schedule of Investments (unaudited) November 30, 2018	Master Focus Growth LLC (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.8%

Automobiles — 1.0%
Tesla, Inc. (a)	5,138	$1,800,766

Beverages — 2.6%
Constellation Brands, Inc., Class A	25,094	4,912,401

Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc. (a)	13,103	2,368,891

Capital Markets — 3.7%
CME Group, Inc.	16,594	3,154,187
S&P Global, Inc.	20,333	3,718,092

		6,872,279

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B (a)	18,826	4,108,586

Entertainment — 6.2%
Activision Blizzard, Inc.	53,744	2,680,751
Electronic Arts, Inc. (a)	45,580	3,831,911
Netflix, Inc. (a)	17,670	5,055,917

		11,568,579

Equity Real Estate Investment Trusts (REITs) — 2.1%
SBA Communications Corp. (a)	22,847	3,902,496

Health Care Equipment & Supplies — 7.3%
Align Technology, Inc. (a)	8,908	2,047,860
Becton Dickinson and Co.	18,458	4,665,259
Boston Scientific Corp. (a)	108,302	4,079,736
Intuitive Surgical, Inc. (a)	5,137	2,727,079

		13,519,934

Health Care Providers & Services — 6.4%
Centene Corp. (a)	18,991	2,701,470
UnitedHealth Group, Inc.	32,235	9,069,640

		11,771,110

Hotels, Restaurants & Leisure — 1.2%
Domino’s Pizza, Inc.	7,755	2,150,617

Interactive Media & Services — 7.9%
Alphabet, Inc., Class A (a)	6,315	7,007,440
Facebook, Inc., Class A (a)	20,042	2,818,106
Tencent Holdings Ltd.	120,600	4,821,425

		14,646,971

Internet & Direct Marketing Retail — 14.5%
Amazon.com, Inc. (a)	11,240	18,997,511
Booking Holdings, Inc. (a)	2,339	4,425,107
MercadoLibre, Inc.	9,887	3,479,927

		26,902,545

IT Services — 9.8%
Mastercard, Inc., Class A	30,139	6,060,049
PayPal Holdings, Inc. (a)	38,362	3,291,843
Visa, Inc., Class A	62,725	8,888,760

		18,240,652

Life Sciences Tools & Services — 1.8%
Illumina, Inc. (a)	10,072	3,399,300

Machinery — 0.9%
Xylem, Inc.	22,222	1,621,762

Pharmaceuticals — 1.2%
Zoetis, Inc.	23,049	2,163,610

Professional Services — 2.5%
CoStar Group, Inc. (a)	12,380	4,573,048

Road & Rail — 1.8%
Union Pacific Corp.	21,654	3,329,952

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 4.5%
ASML Holding NV, Registered Shares	20,091	$3,442,593
NVIDIA Corp.	18,693	3,054,997
Texas Instruments, Inc.	17,983	1,795,603

		8,293,193

Software — 17.0%
Adobe, Inc. (a)	17,493	4,388,819
Autodesk, Inc. (a)	19,720	2,849,540
Intuit, Inc.	18,215	3,907,664
Microsoft Corp.	110,637	12,268,537
salesforce.com, Inc. (a)	42,174	6,020,760
ServiceNow, Inc. (a)	10,961	2,030,744

		31,466,064

Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.	9,328	1,665,794

Total Common Stocks — 96.8% (Cost: $129,692,413)		179,278,550

Preferred Stocks — 1.9%
Internet Software & Services
Uber Technologies, Inc., Series D (Acquired 6/10/14, cost $999,102), 0.00% (a)(b)(c)	64,404	3,007,667

Software
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $598,061), 0.00% (a)(b)(c)	97,563	504,401

Total Preferred Stocks — 1.9% (Cost: $1,597,163)		3,512,068

Total Long-Term Investments — 98.7% (Cost: $131,289,576)		182,790,618

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.12% (d)(e)	2,305,031	2,305,031

Total Short-Term Securities — 1.2% (Cost: $2,305,031)		2,305,031

Total Investments — 99.9% (Cost: $133,594,607)		185,095,649

Other Assets Less Liabilities — 0.1%		158,727

Net Assets — 100.0%		$185,254,376

1

Schedule of Investments (unaudited) (continued) November 30, 2018	Master Focus Growth LLC

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Master LLC held restricted securities with a current value of $3,512,068, representing 1.90% of its net assets as of period end, and an original cost of $1,597,163.

(d)	Annualized 7-day yield as of period end.
(e)

During the period ended November 30, 2018, investments in issuers considered to be affiliates of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/18	Net Activity	Shares Held at 11/30/18	Value at 11/30/18	Income		Net Realized Gain (loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,325,088	(20,057)	2,305,031	$2,305,031	$19,142		$—	$—
SL Liquidity Series, LLC Money Market Series	3,711,087	(3,711,087)	—	—	671	(b)	(117)	162

				$2,305,031	$19,813		$(117)	$162

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of November 30, 2018, certain of the Fund’s investments were valued using net asset value (“NAV”) per share or its equivalent as a practical expedient for fair value and have been excluded from the fair value hierarchy.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles	$1,800,766	$—	$—	$1,800,766
Beverages	4,912,401	—	—	4,912,401
Biotechnology	2,368,891	—	—	2,368,891
Capital Markets	6,872,279	—	—	6,872,279
Diversified Financial Services	4,108,586	—	—	4,108,586
Entertainment	11,568,579	—	—	11,568,579
Equity Real Estate Investment Trusts (REITs)	3,902,496	—	—	3,902,496
Health Care Equipment & Supplies	13,519,934	—	—	13,519,934
Health Care Providers & Services	11,771,110	—	—	11,771,110
Hotels, Restaurants & Leisure	2,150,617	—	—	2,150,617
Interactive Media & Services	9,825,546	4,821,425	—	14,646,971
Internet & Direct Marketing Retail	26,902,545	—	—	26,902,545
IT Services	18,240,652	—	—	18,240,652
Life Sciences Tools & Services	3,399,300	—	—	3,399,300

2

Schedule of Investments (unaudited) (continued) November 30, 2018	Master Focus Growth LLC

	Level 1	Level 2	Level 3	Total
Machinery	$1,621,762	$—	$—	$1,621,762
Pharmaceuticals	2,163,610	—	—	2,163,610
Professional Services	4,573,048	—	—	4,573,048
Road & Rail	3,329,952	—	—	3,329,952
Semiconductors & Semiconductor Equipment	8,293,193	—	—	8,293,193
Software	31,466,064	—	—	31,466,064
Technology Hardware, Storage & Peripherals	1,665,794	—	—	1,665,794
Preferred Stocks:
Internet Software & Services	—	—	3,007,667	3,007,667
Software	—	—	504,401	504,401
Short-Term Securities	2,305,031	—	—	2,305,031

Total Investments	$176,762,156	$4,821,425	$3,512,068	$185,095,649

During the period ended November 30, 2018, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master LLC had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening balance, as of August 31, 2018	$3,424,759
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	87,309
Purchases	—
Sales	—

Closing balance, as of November 30, 2018	$3,512,068

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018(a)	$87,309

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at November 30, 2018 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Global Valuation Committee to determine the value of certain of the Master LLC’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$3,512,068	Market	Revenue Multiple(a)	6.75x - 13.50x	7.72x

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

3

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 18, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date:	January 18, 2019